7. RELATED PARTY TRANSACTIONS AND AMOUNTS DUE	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Notes to Financial Statements
NOTE 7 - RELATED PARTY TRANSACTIONS AND AMOUNTS DUE - Restated

Transactions with related parties were in the normal course of operations and have been valued in these financial statements at the exchange amount, which is the amount of consideration agreed to and established by the related parties.

During the six months ended June 30, 2016, the Company accrued mineral option fees totaling $49,988 due to its majority shareholder under terms of the Mineral Option Agreement between the parties. The balance due at June 30, 2016 was $173,901 (December 31, 2015: $123,913).

During the six months ended June 30, 2016, the majority shareholder of the Company paid a total of $38,515 to various vendors on behalf of the Company. That amount is included in the $62,481 loan balance detailed in Note 5 above.

At June 30, 2016, accrued interest was due to related parties in connection with loans detailed above in Note 5, as follows:

Loan iii)	$3,774 (December 31, 2015 - $2,609) to the president of the Company.
Loan iv)	$17,888 (December 31, 2015 - $10,157) to the majority shareholder of the Company.
Loan v)	$1,535 (December 31, 2015 - $336) to the majority shareholder of the Company.

At June 30, 2016, the $640,701 total due to related parties is comprised of the following:

Loans and accrued interest - $466,800 (December 31, 2015: $371,471)

Mineral option fees payable - $173,901(December 31, 2015: $123,913)

Transactions with related parties were in the normal course of operations and have been valued in these financial statements at the exchange amount, which is the amount of consideration agreed to and established by the related parties.

At December 31, 2015, $Nil (December 31, 2014 - $15,300) included in accounts payable was due to a company controlled by a former director and president of the Company.

At December 31, 2015, accrued interest was due to related parties in connection with loans detailed above in Note 5, as follows:

iii)	$2,609 (December 31, 2014 - $883) to the president of the Company.
iv)	$10,157 (December 31, 2014 - $Nil) to the majority shareholder of the Company.

v)	$336 (December 31, 2014 - $Nil) to the majority shareholder of the Company.

During the year ended December 31, 2015, the Company incurred $123,913 (2014 - $Nil) in mineral option fees payable to LSG, which have been accrued as of that date.

During the year ended December 31, 2015, the Company incurred $Nil (2014 - $60,653) in consulting fees and expenses to a former director and president of the Company. See Note 7.